PROPERTY AND EQUIPMENT NET	12 Months Ended
Dec. 31, 2021
PROPERTY AND EQUIPMENT NET
PROPERTY AND EQUIPMENT, NET

NOTE 7 — PLANT AND EQUIPMENT, NET

Plant and equipment, net, consist of the following:

	December 31,	December 31,
	2021	2020
Transportation vehicles	$238,851	$232,957
Electronic equipment	98,937	94,335
Office equipment and furniture	9,581	8,128
Subtotal	347,369	335,420
Less: accumulated depreciation	(311,985)	(286,272)
Plant and equipment, net	$35,384	$49,148

Depreciation expense was $18,652, $15,891 and $40,038 for the years ended December 31, 2021, 2020 and 2019, respectively. In June 2020, China Liberal Beijing relocated its headquarters office to a new location for an efficient space. In connection with the office relocation, the Company disposed certain fully depreciated office equipment and furniture and leasehold improvement associated with the old office lease. In 2020, the Company recognized a loss of $37,468 from such disposal. In 2021, the Company incurred a loss of $607 from disposal of plant and equipment.